Drilling units - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Drilling units [Line Items]
Impairment of long-lived assets	$ 0
WACC			11.00%
Seadrill Capricorn Holdings LLC
Drilling units [Line Items]
WACC			11.40%
Fresh Start Adjustments
Drilling units [Line Items]
Adjustments, increase (decrease), Drilling units		$ (5,734)
Predecessor
Drilling units [Line Items]
Impairment of long-lived assets		414		$ 696	$ 44
Drilling units | Fresh Start Adjustments
Drilling units [Line Items]
Adjustments, increase (decrease), Drilling units		(5,734)
Drilling units | Predecessor
Drilling units [Line Items]
Impairment of long-lived assets		$ 414